Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2020
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Vulcan Value Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED MAY 12, 2020 TO THE PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2019, AS SUBSEQUENTLY AMENDED

Effective as of May 14, 2020, the following changes are being made with respect to the Funds.

The Funds no longer charge shareholder redemption fees. Therefore, all references in the Prospectus and Statement of Additional Information to the Funds charging shareholder redemption fees are hereby deleted in their entirety.

Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED MAY 12, 2020 TO THE PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2019, AS SUBSEQUENTLY AMENDED

Effective as of May 14, 2020, the following changes are being made with respect to the Funds.

The Funds no longer charge shareholder redemption fees. Therefore, all references in the Prospectus and Statement of Additional Information to the Funds charging shareholder redemption fees are hereby deleted in their entirety.